Accounts Receivable (Accounts Receivable, Net) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable		199,264	114,121
Less: Allowance for doubtful accounts		(5,952)	(6,636)	(3,109)	(3,919)
Accounts receivable, net	$ 31,933	193,312	107,485